Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Loss Per Share [Abstract]
Schedule of Weighted Average Number of Shares Outstanding
Years ended December 31	2023	2022	2021
Loss for the year, in thousands of $	(43,100)	(44,044)	(29,002)
Basic and diluted loss per share, in $	(1.66)	(2.78)	(2.38)
Weighted average number of shares	2023	2022	2021
Weighted average number of shares for basic and diluted loss per share	25,910,696	15,865,817	12,193,574